                     PAINEWEBBER PACE SELECT ADVISORS TRUST
               (ON BEHALF OF PACE INTERNATIONAL EMERGING MARKETS
                              EQUITY INVESTMENTS)

                     PAINEWEBBER MANAGED INVESTMENTS TRUST
              (ON BEHALF OF PAINEWEBBER ASIA PACIFIC GROWTH FUND)

                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE International Emerging Markets Equity Investments ("PACE International Emerging Markets Equity Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Asia Pacific Growth Fund ("Asia Pacific Growth Fund"), a series of PaineWebber Managed Investments Trust ("Managed Investments Trust"), in exchange solely for shares of PACE International Emerging Markets Equity Fund and the assumption by PACE International Emerging Markets Equity Fund of all of Asia Pacific Growth Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE International Emerging Markets Equity Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

     (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE International Emerging Markets Equity Fund and is incorporated by reference from PACE Trust's Statement of Additional Information as filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE International Emerging Markets Equity Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979;

     (3) The Semi-Annual Report to Shareholders of Asia Pacific Growth Fund, dated April 30, 2000, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed on July 7, 2000, accession number 0000912057-00-031151; and

     (4) The Annual Report to Shareholders of Asia Pacific Growth Fund for the fiscal year ended October 31, 1999, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed on January 6, 2000, accession number 0000912057-00-000341.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 22, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 22, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Asia Pacific Growth Fund and PACE International Emerging Markets Equity Fund as adjusted giving effect to the Reorganization.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed since that date due to normal portfolio turnover in response to changes in market conditions.

     Asia Pacific Growth Fund holds securities of companies in developed markets within the Asia Pacific Region that are not appropriate investments for PACE International Emerging Markets Equity Fund. These investments as of July 31, 2000 are marked on the PRO FORMA Portfolio of Investments. As of November 30, 2000, investments in these developed markets represented approximately 46% of Asia Pacific Growth Fund's portfolio. If shareholders of Asia Pacific Growth Fund approve the Reorganization, all these securities will be sold in an orderly manner and the proceeds of these sales held in temporary investments pending reinvestment in assets that are consistent with the holdings of PACE International Emerging Markets Equity Fund.

     In addition, some emerging market countries (including India, Korea, Malaysia and Taiwan) do not permit ownership of securities to be transferred from one fund to another as part of a reorganization. As of November 30, 2000, these investments represented approximately 33% of Asia Pacific Growth Fund's portfolio. If shareholders of Asia Pacific Growth Fund approve the Reorganization, all these securities also will be sold in an orderly manner and the proceeds of these sales held in temporary investments pending reinvestment. The sub-adviser expects to reinvest these proceeds in the same securities promptly after the Reorganization is effected, except to the extent that it identifies more attractive investment opportunities.

     The relative portion of Asia Pacific Growth Fund's assets represented by the securities described above may change depending on the sub-adviser's continuing assessment of changing market conditions and investment opportunities. The need for Asia Pacific Growth Fund to dispose of assets in connection with the Reorganization may result in its selling securities at a disadvantageous time and could result in its realizing gains (or losses) that would not otherwise have been realized.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
PAINEWEBBER ASIA PACIFIC GROWTH FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                       PRO FORMA
                                                                                                                     COMBINED PACE
                                                                                                                     INTERNATIONAL
                                                                  PACE INTERNATIONAL                                    EMERGING
                                                                   EMERGING MARKETS   PW ASIA PACIFIC                MARKETS EQUITY
                                                                  EQUITY INVESTMENTS    GROWTH FUND     ADJUSTMENTS   INVESTMENTS
                                                                  ==================  ===============   ===========  ==============
ASSETS
Investments in securities, at value (cost - $76,659,211,
  $25,555,929, and $102,215,140, respectively)                    $       80,002,267  $    30,460,441  $          -  $  110,462,708
Investment of cash collateral for securities loaned (cost -
  $2,193,700, $0 and $2,193,700, respectively)                             2,193,700                -             -       2,193,700
Cash (including cash denominated in foreign currencies, at value)          1,714,189                -             -       1,714,189
Receivable for investments sold                                              790,978                -             -         790,978
Receivable for shares of beneficial interest sold                             60,258            2,671             -          62,929
Dividends and interest receivable                                            180,590           30,185             -         210,775
Deferred organizational expenses                                               1,025           49,035             -          50,060
Other assets                                                                  42,836          236,475             -         279,311
                                                                  ------------------  ---------------   -----------  --------------

Total assets                                                              84,985,843       30,778,807             -     115,764,650
                                                                  ------------------  ---------------   -----------  --------------

LIABILITIES
Payable for cash collateral for securities loaned                          2,193,700                -             -       2,193,700
Payable for investments purchased                                            331,662            3,042             -         334,704
Payable for shares of beneficial interest repurchased                         34,311           50,155             -          84,466
Unrealized depreciation of forward foreign currency contracts                      -          155,009             -         155,009
Payable to affiliates                                                         59,813           33,902             -          93,715
Accrued expenses and other liabilities                                       187,844          239,430             -         427,274
                                                                  ------------------  ---------------   -----------    ------------

Total liabilities                                                          2,807,330          481,538             -       3,288,868
                                                                  ------------------  ---------------   -----------    ------------

NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
  6,869,421, 2,919,826 and 10,032,793, respectively                       79,889,855       50,381,147             -     130,271,002
Accumulated net investment loss                                             (134,207)        (516,991)            -        (651,198)
Accumulated net realized losses from investment transactions                (877,165)     (24,234,563)            -     (25,111,728)
Net unrealized appreciation of investments                                 3,300,030        4,667,676             -       7,967,706
                                                                  ------------------  ---------------   -----------    ------------
Net assets applicable to shares outstanding                       $       82,178,513  $    30,297,269   $         -    $112,475,782
                                                                  ==================  ===============   ===========    ============

  CLASS P:
Net assets                                                        $       82,178,513  $             -   $         -    $ 82,178,513
                                                                  ------------------  ---------------   -----------    ------------
Shares outstanding                                                         6,869,421                -             -       6,869,421
                                                                  ------------------  ---------------   -----------    ------------
Net asset value and offering price per share                      $            11.96  $             -   $         -          $11.96
                                                                  ==================  ===============   ===========    ============

  CLASS A:
Net assets                                                        $                -  $    11,417,306   $         -    $ 15,529,960
                                                                  ------------------  ---------------   -----------    ------------
Shares outstanding                                                                 -        1,083,405       214,789       1,298,194
                                                                  ------------------  ---------------   -----------    ------------
Net asset and redemption value per share                          $                -  $         10.54   $         -          $11.96
                                                                  ==================  ===============   ===========    ============
Maximum offering price per share (net asset value plus sales
charge of 4.5% of offering price)                                 $                -  $         11.04   $         -    $      12.52
                                                                  ==================  ===============   ===========    ============

  CLASS B:
Net assets                                                        $                -  $    12,724,670   $         -    $ 13,517,544
                                                                  ------------------  ---------------   -----------    ------------
Shares outstanding                                                                 -        1,238,468      (108,510)      1,129,958
                                                                  ------------------  ---------------   -----------    ------------
Net asset value and offering price per share                      $                -  $         10.27   $         -    $      11.96
                                                                  ==================  ===============   ===========    ============

  CLASS C:
Net assets                                                        $                -  $     5,936,554   $         -    $  7,834,434
                                                                  ------------------  ---------------   -----------    ------------
Shares outstanding                                                                 -          577,174        77,649         654,823
                                                                  ------------------  ---------------   -----------    ------------
Net asset value and offering price per share                      $                -  $         10.29   $         -    $      11.96
                                                                  ==================  ===============   ===========    ============

  CLASS Y:
Net assets                                                        $                -  $       218,739   $         -    $    961,589
                                                                  ------------------  ---------------   -----------    ------------
Shares outstanding                                                                 -           20,779        59,608          80,387
                                                                  ------------------  ---------------   -----------    ------------
Net asset value and offering price per share                      $                -  $         10.53   $         -    $      11.96
                                                                  ==================  ===============   ===========    ============

           See accompanying notes to pro forma financial statements

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
PAINEWEBBER ASIA PACIFIC GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                     PRO FORMA
                                                                                                                   COMBINED PACE
                                                                                                                   INTERNATIONAL
                                                                PACE INTERNATIONAL                                    EMERGING
                                                                EMERGING MARKETS    PW ASIA PACIFIC                MARKETS EQUITY
                                                               EQUITY INVESTMENTS    GROWTH FUND      ADJUSTMENTS   INVESTMENTS
                                                               -------------------  ---------------  ------------  ---------------
INVESTMENT INCOME:
  Interest (net of foreign withholding taxes, if any)                 $    78,638      $    50,258    $       -       $   128,896
  Dividends (net of foreign withholding taxes, if any)                  1,198,182          640,793            -         1,838,975
                                                               -------------------  ---------------  -----------   ---------------
                                                                        1,276,820          691,051            -         1,967,871
                                                               -------------------  ---------------  -----------   ---------------

EXPENSES:
  Investment advisory and administration                                  991,438          472,213      (39,352) (a)    1,424,299
  Shareholder distribution and servicing fees                                   -          284,567            -           284,567
  Transfer agency fees and expenses                                        99,510           55,925            -           155,435
  Reports and notices to shareholders                                      26,062           35,926      (28,741) (b)       33,247
  Legal and audit                                                          60,522           50,704      (50,704) (b)       60,522
  Trustees' fees                                                           26,250           13,500      (13,500) (b)       26,250
  Federal and state registration fees                                      21,964           67,245      (53,796) (b)       35,413
  Amortization of organizational expenses                                  19,032            7,619            -            26,651
  Custody and accounting                                                  320,527          137,729            -           458,256
  Other expenses                                                            6,599           68,913            -            75,512
                                                               -------------------  ---------------  -----------   ---------------
                                                                        1,571,904        1,194,341     (186,093)        2,580,152
  Less: Fee waivers and reimbursements from investment
  adviser                                                                (222,127)            (401)           -          (222,528)
                                                               -------------------  ---------------  -----------   ---------------
  Net expenses                                                          1,349,777        1,193,940     (186,093)        2,357,624
                                                               -------------------  ---------------  -----------   ---------------
  Net investment income (loss)                                            (72,957)        (502,889)     186,093          (389,753)
                                                               -------------------  ---------------  -----------   ---------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
  Net realized gains from investment transactions:                      9,755,094        3,319,503            -        13,074,597
  Net change in unrealized appreciation (depreciation)of
   investments                                                         (8,150,045)       4,115,219            -        (4,034,826)
                                                               -------------------  ---------------  -----------   ---------------
Net realized and unrealized gains from investment activities            1,605,049        7,434,722            -         9,039,771
                                                               -------------------  ---------------  -----------   ---------------
Net increase in net assets resulting from operations                  $ 1,532,092      $ 6,931,833    $ 186,093       $ 8,650,018
                                                               ===================  ===============  ===========   ===============

----------
(a) Reflects decrease in fees resulting from lower fee schedule of PACE International Emerging Markets Equity Investments.
(b) Reflects the anticipated savings of the merger.



           See accompanying notes to pro forma financial statements

 PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
 PAINEWEBBER ASIA PACIFIC GROWTH FUND
 PRO FORMA PORTFOLIO OF INVESTMENTS
 FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                         PACE                                 PRO FORMA COMBINED
COMBINED                                                             INTERNATIONAL                            PACE INTERNATIONAL
NUMBER OF                                                           EMERGING MARKETS     PW ASIA PACIFIC       EMERGING MARKETS
 SHARES                                                           EQUITY INVESTMENTS      GROWTH FUND         EQUITY INVESTMENTS
---------                                                         ------------------    -----------------     ------------------
            COMMON STOCKS - 92.48%

            ARGENTINA - 0.94%
            Alcoholic Beverages - 0.15%
   15,400   Quilmes Industrial Wuinsa S.A. ADR                     $         165,550     $               -     $         165,550
                                                                   -----------------     -----------------     -----------------

            Diversified Industrials - 0.18%
   11,751   Perez Companc S.A. Class B                                       202,705                     -               202,705
                                                                   -----------------     -----------------     -----------------
            Financial Services - 0.11%
    6,728   Grupo Financiero Galicia S.A. ADR Class B(1)*                    119,001                     -               119,001
                                                                   -----------------     -----------------     -----------------
            Telecommunications - 0.51%
  112,000   Telecom Argentina Stet-Fran Tel S.A. Class B                     573,543                     -               573,543
                                                                   -----------------     -----------------     -----------------
            TOTAL ARGENTINA COMMON STOCK                                   1,060,799                     -             1,060,799
                                                                   -----------------     -----------------     -----------------
            AUSTRALIA - 4.88% (2)
            Banks - 0.85%
   35,400   Commonwealth Bank of Australia                                         -               569,970               569,970
   27,000   National Australia Bank Ltd.                                           -               387,240               387,240
                                                                   -----------------     -----------------     -----------------
                                                                                   -               957,210               957,210
                                                                   -----------------     -----------------     -----------------
            Breweries, Pubs, & Restaurants - 0.28%
  113,100   Foster's Brewing Group, Ltd.                                           -               310,401               310,401
                                                                   -----------------     -----------------     -----------------
            Computer Software - 0.29%
  246,000   IBA Technologies, Ltd                                                  -               131,096               131,096
   35,800   Securenet                                                              -               192,855               192,855
                                                                   -----------------     -----------------     -----------------
                                                                                  -               323,951               323,951
                                                                   -----------------     -----------------     -----------------

            Diversified Industrials - 0.61%
   64,939   Broken Hill Proprietary Co. Ltd.                                       -               686,491               686,491
                                                                   -----------------     -----------------     -----------------
            Electricity - 0.25%
  144,600   United Energy                                                          -               279,757               279,757
                                                                   -----------------     -----------------     -----------------
            Extractive Industries - 0.15%
   45,200   Coles Myer Limited                                                     -               172,540               172,540
                                                                   -----------------     -----------------     -----------------
            Leisure & Hotels - 0.21%
   42,100   TABCORP Holdings, Ltd.                                                 -               231,671               231,671
                                                                   -----------------     -----------------     -----------------
            Media - 0.93%
   86,700   News Corp Ltd.                                                         -             1,049,619             1,049,619
                                                                   -----------------     -----------------     -----------------
            Mining - 0.53%
   11,300   Brambles Industries Ltd.                                               -               327,931               327,931
   17,700   Rio Tinto Ltd.                                                         -               264,951               264,951
                                                                   -----------------     -----------------     -----------------
                                                                                   -               592,882               592,882
                                                                   -----------------     -----------------     -----------------

            Oil Exploration & Production - 0.15%
   23,700   Woodside Petroleum Ltd.                                                -               173,937               173,937
                                                                   -----------------     -----------------     -----------------

            Pharmaceuticals - 0.24%
   13,500   CSL Ltd.                                                               -               265,876               265,876
                                                                   -----------------     -----------------     -----------------

            Real Estate - 0.39%
   36,500   Lend Lease Corp. Ltd.                                                  -               440,189               440,189
                                                                   -----------------     -----------------     -----------------

            TOTAL AUSTRALIA COMMON STOCKS                                          -             5,484,524             5,484,524
                                                                   -----------------     -----------------     -----------------

            BERMUDA - 0.29% (2)
            Real Estate - 0.29%
  170,000   Esprit Holdings                                                        -               156,955               156,955
  101,000   Hong Kong Land Holdings Ltd.                                           -               171,700               171,700
                                                                   -----------------     -----------------     -----------------
                                                                                  -               328,655               328,655
                                                                   -----------------     -----------------     -----------------
            TOTAL BERMUDA COMMON STOCK                                             -               328,655               328,655
                                                                   -----------------     -----------------     -----------------
            BRAZIL - 3.09%
            Basic Materials - 0.24%
   12,700   Aracruz Celulose S.A. ADR                                        273,844                     -               273,844
                                                                   -----------------     -----------------     -----------------
            Food Stores - 0.44%
   15,800   Companhia Brasileira de Destribucion                             498,687                     -               498,687
                                                                   -----------------     -----------------     -----------------
            Oil & Gas - 0.19%

                                                                         PACE                                 PRO FORMA COMBINED
COMBINED                                                             INTERNATIONAL                            PACE INTERNATIONAL
NUMBER OF                                                           EMERGING MARKETS     PW ASIA PACIFIC       EMERGING MARKETS
 SHARES                                                           EQUITY INVESTMENTS      GROWTH FUND         EQUITY INVESTMENTS
---------                                                         ------------------    -----------------     ------------------

    18,300  Ultrapar Participacoes S.A.                                      215,025                    -                215,025
                                                                  ------------------    -----------------     ------------------

            Telecommunications - 2.22%
     5,000  Brasil Telecom Participacoes S.A. ADR                            360,000                    -                360,000
    43,700  Embratel Participacoes S.A. ADR                                  939,550                    -                939,550
    43,555  Tele Norte Leste Participacoes                                 1,042,598                    -              1,042,598
     5,000  Telecomunicacoes Brasileiras S.A. (Telebras), ADR*                     -                    -                      -
     4,000  Telesp Celular Participacoes S.A. ADR                            150,750                    -                150,750
                                                                  ------------------    -----------------     ------------------
                                                                           2,492,898                    -              2,492,898
                                                                  ------------------    -----------------     ------------------

            TOTAL BRAZIL COMMON STOCK                                      3,480,454                    -              3,480,454
                                                                  ------------------    -----------------     ------------------


            CHILE - 1.48%
            Banks - 0.26%
    16,700  Banco Santiago                                                   287,031                    -                287,031
                                                                  ------------------    -----------------     ------------------

            Breweries, Pubs & Restaurants - 0.33%
    17,000  Compania Cervecerias Unidas S.A. ADS(1)                          374,000                    -                374,000
                                                                  ------------------    -----------------     ------------------

            Electricity - 0.35%
    11,218  Enersis S.A. ADR                                                 218,050                    -                218,050
    13,100  Gener S.A. ADR                                                   173,575                    -                173,575
                                                                  ------------------    -----------------     ------------------
                                                                             391,625                    -                391,625
                                                                  ------------------    -----------------     ------------------
            Diversified Industries - 0.05%
     6,100  Quinenco S.A. ADR                                                 51,469                    -                 51,469
                                                                  ------------------    -----------------     ------------------

            Retailers, Food - 0.18%
    12,200  Distribucion y Servicio D&S ADS                                  202,825                    -                202,825
                                                                  ------------------    -----------------     ------------------

            Telecommunications - 0.32%
    23,850  Compania de Telecomunicaciones de Chile S.A. ADR                 357,750                    -                357,750
                                                                  ------------------    -----------------     ------------------

            TOTAL CHILE COMMON STOCK                                       1,664,700                    -              1,664,700
                                                                  ------------------    -----------------     ------------------

            CHINA - 0.61%
            Transportation - 0.23%
 1,336,000  China East Airline                                                     -              256,976                256,976
                                                                  ------------------    -----------------     ------------------

            Electricity & Gas - 0.38%
     3,000  Huaneng Power Intl, Inc. ADR                                      49,875                    -                 49,875
   116,000  Huaneng Power Intl, Inc. Class H                                  47,971                    -                 47,971
 1,468,000  PetroChina Co., Ltd Class H*                                     335,074                    -                335,074
                                                                  ------------------    -----------------     ------------------
                                                                             432,920                    -                432,920
                                                                  ------------------    -----------------     ------------------

            TOTAL CHINA COMMON STOCK                                         432,920              256,976                689,896
                                                                  ------------------    -----------------     ------------------

            CZECH REPUBLIC - 0.36%
            Banks - 0.00%
         1  Komercni Banka A.S.*                                                   8                    -                      8
                                                                  ------------------    -----------------     ------------------

            Utilities - 0.36%
    64,000  Cez*                                                             191,070                    -                191,070
    12,100  SPT Telecom A.S. (Reg) S*                                        218,931                    -                218,931
                                                                  ------------------    -----------------     ------------------
                                                                             410,001                    -                410,001
                                                                  ------------------    -----------------     ------------------

            TOTAL CZECH REPUBLIC COMMON STOCK                                410,009                    -                410,009
                                                                  ------------------    -----------------     ------------------

            EGYPT - 0.29%
            Telecommunications - 0.29%
     6,700  Mobinil*                                                         192,877                    -                192,877
    16,900  Orascom Telecommunication S.A.E. GDR*                            131,820                    -                131,820
                                                                  ------------------    -----------------     ------------------
                                                                             324,697                    -                324,697
                                                                  ------------------    -----------------     ------------------


            TOTAL EGYPT COMMON STOCK                                         324,697                    -                324,697
                                                                  ------------------    -----------------     ------------------

            GREECE - 1.45%
            Banks - 0.56%
    10,066  Alpha Credit Bank                                                376,155                    -                376,155
     6,373  National Bank of Greece                                          250,409                    -                250,409
                                                                  ------------------    -----------------     ------------------
                                                                             626,564                    -                626,564
                                                                  ------------------    -----------------     ------------------
            Telecommunications - 0.89%
    37,180  Hellenic Telecom Organization                                    835,666                    -                835,666
     8,260  Stet Hellas Telecommunications(1)*                               167,265                    -                167,265
                                                                  ------------------    -----------------     ------------------
                                                                           1,002,931                    -              1,002,931
                                                                  ------------------    -----------------     ------------------

            TOTAL GREECE COMMON STOCK                                      1,629,495                    -              1,629,495
                                                                  ------------------    -----------------     ------------------

            HONG KONG - 11.95%
            Banks - 1.04%
   122,000  Bank of East Asia (2)                                                  -              276,121                276,121

                                                                PACE                                          PRO FORMA COMBINED
 COMBINED                                                    INTERNATIONAL                                    PACE INTERNATIONAL
 NUMBER OF                                                  EMERGING MARKETS         PW ASIA PACIFIC           EMERGING MARKETS
  SHARES                                                   EQUITY INVESTMENTS          GROWTH FUND            EQUITY INVESTMENTS
----------                                                 ------------------        ---------------          ------------------
   78,500   Dao Heng Bank Group (2)                                         -                358,355                     358,355
   40,800   HSBC Holdings PLC (2)                                           -                538,880                     538,880
                                                           ------------------        ---------------          ------------------
                                                                            -              1,173,356                   1,173,356
                                                           ------------------        ---------------          ------------------

            Commerce/Industrial - 0.07%
   15,000   Citic Pacific Ltd.                                         80,017                      -                      80,017
                                                           ------------------        ---------------          ------------------


            Communications - 5.10%
  377,000   China Telecom Hong Kong Ltd.*                           2,138,644                858,638                   2,997,282
1,051,000   China Unicom Ltd.*                                      2,006,738                425,882                   2,432,620
  246,000   Global Technology Holdings (2)                                  -                310,717                     310,717
                                                           ------------------        ---------------          ------------------
                                                                    4,145,382              1,595,237                   5,740,619
                                                           ------------------        ---------------          ------------------

            Computer Software - 0.11%
  158,000   Computer + Technology (2)                                       -                126,629                     126,629
                                                           ------------------        ---------------          ------------------

            Electrical Appliances - 0.96%
  701,000   Founder Holdings*                                         350,572                      -                     350,572
  479,000   Legend Holdings                                           540,521                      -                     540,521
   53,000   ASM Pacific Technology (2)                                      -                190,295                     190,295
                                                           ------------------        ---------------          ------------------
                                                                      891,093                190,295                   1,081,388
                                                           ------------------        ---------------          ------------------

            Financial Services - 0.11%
   12,000   Hang Seng Bank Ltd.                                       124,256                      -                     124,256
                                                           ------------------        ---------------          ------------------


            Real Estate - 3.86%
   76,000   Cheung Kong Holdings Ltd.                                 164,713                729,445                     894,158
  150,000   China Resources Enterprise Ltd.                           216,391                      -                     216,391
  239,000   China Resources Development Enterprises Ltd.                    -                344,782                     344,782
  116,800   Hutchison Whampoa Ltd. (2)                                      -              1,625,051                   1,625,051
   97,000   Sun Hung Kai Properties Ltd.                                    -                761,855                     761,855
  232,000   Wharf Ltd. (2)                                                  -                493,845                     493,845
                                                           ------------------        ---------------          ------------------
                                                                      381,104              3,954,978                   4,336,082
                                                           ------------------        ---------------          ------------------

            Retail Trade - 0.11%
  140,000   Cosco Pacific Limited                                           -                124,769                     124,769
                                                           ------------------        ---------------          ------------------

            Services - 0.23%
   48,000   Television Broadcasting Ltd. (2)                                -                259,746                     259,746
                                                           ------------------        ---------------          ------------------

            Transportation - 0.31%
  167,000   Cathay Pacific Air (2)                                          -                349,059                     349,059
                                                           ------------------        ---------------          ------------------

            Wholesale - 0.04%
    9,000   Li & Fung Ltd.                                                  -                 44,778                      44,778
                                                           ------------------        ---------------          ------------------

            TOTAL HONG KONG COMMON STOCK                            5,621,852              7,818,847                  13,440,699
                                                           ------------------        ---------------          ------------------

            HUNGARY - 1.06%
            Banks - 0.28%
    6,084   OTP Bank GDS                                              313,326                      -                     313,326
                                                           ------------------        ---------------          ------------------

            Chemicals - 0.06%
    2,180   BorsodChem Rt GDR                                          69,433                      -                      69,433
                                                           ------------------        ---------------          ------------------

            Oil - 0.14%
   12,000   Magyar Olaj-Es Gazipare Reszvnytaras
            Ag Series "A"                                             162,260                      -                     162,260
                                                           ------------------        ---------------          ------------------

            Telecommunications - 0.57%
   19,410   Matav RT ADS Series "B" (1)                               644,169                      -                     644,169
                                                           ------------------        ---------------          ------------------

            TOTAL HUNGARY COMMON STOCK                              1,189,188                      -                   1,189,188

                                                            ------------------        ---------------          ------------------
            INDIA - 6.39%
            Banks - 0.22%
   47,000   HDFC Bank                                                 243,138                      -                     243,138
                                                            ------------------        ---------------          ------------------

            Construction/Building Materials - 0.05%
   24,250   Associated Cement Co.                                      58,189                      -                      58,189
                                                            ------------------        ---------------          ------------------

            Diversified Industries - 0.09%
   22,000   Larsen & Toubro                                            95,643                      -                      95,643
                                                            ------------------        ---------------          ------------------

            Household Goods & Textiles - 1.28%
  197,000   Hindustan Lever Ltd*                                      736,242                322,442                   1,058,684
   51,000   Reliance Industries                                         7,501                375,083                     382,584

                                                                PACE                                          PRO FORMA COMBINED
 COMBINED                                                    INTERNATIONAL                                    PACE INTERNATIONAL
 NUMBER OF                                                  EMERGING MARKETS         PW ASIA PACIFIC           EMERGING MARKETS
  SHARES                                                   EQUITY INVESTMENTS          GROWTH FUND            EQUITY INVESTMENTS
----------                                                 ------------------        ---------------          ------------------

                                                                      743,743                      -                     743,743
                                                           ------------------        ---------------          ------------------

            Oil Exploration & Production - 0.02%
    11,050  Hindustan Petroleum Corp.                                       -                 28,440                      28,440
                                                           ------------------        ---------------          ------------------

            Oil & Gas - 0.31%
    86,100  Bharat Petroleum Corp                                     223,326                122,508                     345,834
                                                           ------------------        ---------------          ------------------

            Pharmaceuticals - 0.47%
    43,150  Randbaxy Laboratories Ltd.                                396,743                136,574                     533,317
                                                           ------------------        ---------------          ------------------

            Support Services - 2.81%
    13,500  Satyam Computer Services Ltd.                             365,845                      -                     365,845
    11,700  Infosys Technology Ltd                                  2,038,021                754,822                   2,792,843
                                                           ------------------        ---------------          ------------------
                                                                    2,403,866                754,822                   3,158,688
                                                           ------------------        ---------------          ------------------

            Telecommunications - 1.14%
    19,000  Zee Telefilms Ltd*                                        184,623                      -                     184,623
    13,000  Videsh Sanchar Nigam Ltd. GDR                             141,050                      -                     141,050
    20,500  Videsh Sanchar Nigam Ltd.                                 246,033                141,942                     387,975
   146,900  Mahanagar Telephone Nigam Ltd                             322,295                241,338                     563,633
                                                           ------------------        ---------------          ------------------
                                                                      894,001                383,280                   1,277,281
                                                           ------------------        ---------------          ------------------

            Transportation - 0.00%
        10  Gesco Corp Ltd.*                                                3                      -                           3
        90  Great Eastern Ship                                             35                      -                          35
                                                           ------------------        ---------------          ------------------
                                                                           38                      -                          38
                                                           ------------------        ---------------          ------------------

            TOTAL INDIA COMMON STOCKS                               5,058,687              2,123,149                   7,181,836
                                                           ------------------        ---------------          ------------------

            INDONESIA - 0.86%
            Communications - 0.32%
 1,057,300  P.T. Telekomunikasi Indonesia                             196,167                167,948                     364,115
                                                           ------------------        ---------------          ------------------

            Foods - 0.54%
   247,500  H.M. Sampoerna                                            261,000                110,250                     371,250
   334,000  P.T. Indofoods Sukses Makmur*                             114,506                116,922                     231,428
                                                           ------------------        ---------------          ------------------
                                                                      375,506                227,172                     602,678
                                                           ------------------        ---------------          ------------------

            TOTAL INDONESIA COMMON STOCK                              571,673                395,120                     966,793
                                                           ------------------        ---------------          ------------------

            ISRAEL - 4.17%
            Banks - 1.48%
   441,680  Bank Hapoalim B.M.                                      1,257,006                      -                   1,257,006
   199,030  BkLeumiLe-Israel B.M.                                     403,413                      -                     403,413
                                                           ------------------        ---------------          ------------------
                                                                    1,660,419                      -                   1,660,419
                                                           ------------------        ---------------          ------------------

            Computer Hardware - 0.05%
     5,500  Scitex Corp. Ltd.*                                         58,781                      -                      58,781
                                                           ------------------        ---------------          ------------------

            Computer Software - 1.10%
    10,640  Check Point Software Tech Ltd.*                         1,234,240                      -                   1,234,240
                                                           ------------------        ---------------          ------------------

            Electronic & Electrical Equipment - 0.19%
     2,890  Nice Systems Ltd.*                                        211,693                      -                     211,693
                                                           ------------------        ---------------          ------------------

            Pharmaceuticals - 0.77%
    14,260  Teva Pharmaceutical Industries Ltd., ADR                  866,295                      -                     866,295
                                                           ------------------        ---------------          ------------------

            Retailers, Food - 0.17%
    18,134  Blue Square-Israel Ltd ADS(1)                             191,540                      -                     191,540
                                                           ------------------        ---------------          ------------------

            Telecommunications - 0.41%
     8,080  ECI Telecommunications Ltd. (1)                           287,850                      -                     287,850
     2,200  Gilat Satellite Networks*                                 176,000                      -                     176,000
                                                           ------------------        ---------------          ------------------
                                                                      463,850                      -                     463,850
                                                           ------------------        ---------------          ------------------

            TOTAL ISRAEL COMMON STOCK                               4,686,818                      -                   4,686,818
                                                           ------------------        ---------------          ------------------

            KOREA - 12.27%
            Banks - 1.78%
   103,731  Kookmin Bank                                              692,298                538,448                   1,230,746
    75,730  Shinhan Bank                                              558,853                207,432                     766,285
                                                           ------------------        ---------------          ------------------
                                                                    1,251,151                745,880                   1,997,031
                                                           ------------------        ---------------          ------------------

            Communications - 3.76%
    26,600  Korea Telecom                                           1,879,329                 21,437                   1,900,766
     7,500  Korea Telecom ADR                                               -                280,313                     280,313
     7,020  SK Telecom                                              1,344,258                403,277                   1,747,535

                                                                        PACE
                                                                    INTERNATIONAL                            PRO FORMA COMBINED
 COMBINED                                                             EMERGING                               PACE INTERNATIONAL
 NUMBER OF                                                         MARKETS EQUITY     PW ASIA PACIFIC         EMERGING MARKETS
  SHARES                                                             INVESTMENTS        GROWTH FUND          EQUITY INVESTMENTS
---------------                                                     -------------    -----------------    ----------------------
   12,009   Turbo Tek Co. Ltd.                                             78,823                   -                    78,823
    7,210   SK Telecom Ltd. ADS                                                 -             219,905                   219,905

                                                                    -------------    -----------------    ----------------------
                                                                        3,302,410             924,932                 4,227,342
                                                                    -------------    -----------------    ----------------------

            Electrical Appliances - 4.43%
   26,000   Hyundai Electronics                                           405,104                   -                   405,104
   17,322   Samsung Electronic Corp                                     3,013,531           1,562,239                 4,575,770
                                                                    -------------    -----------------    ----------------------
                                                                        3,418,635           1,562,239                 4,980,874
                                                                    -------------    -----------------    ----------------------

            Electricity & Gas - 2.31%
   89,920   Korea Electric Power Corp.                                  1,664,279             928,444                 2,592,723
                                                                    -------------    -----------------    ----------------------

            TOTAL KOREA COMMON STOCK                                    9,636,475           4,161,495                13,797,970
                                                                    -------------    -----------------    ----------------------


            MALAYSIA - 4.64%
            Banks - 0.72%
  217,500   Malayan Banking Berhad                                        411,868             395,171                   807,039
                                                                    -------------    -----------------    ----------------------

            Commerce/Industrial - 0.38%
  131,000   AMM Holding Berhad                                            430,921                   -                   430,921
                                                                    -------------    -----------------    ----------------------


            Communications - 0.79%
   54,000   Digi.com Berhad*                                               86,684                   -                    86,684
   39,000   Digi Swisscom                                                       -              62,605                    62,605
  237,500   Telekom Malaysia Berhad                                       648,237              95,513                   743,750
                                                                    -------------    -----------------    ----------------------
                                                                          734,921             158,118                   893,039
                                                                    -------------    -----------------    ----------------------

            Construction - 0.63%
  210,000   Gamuda Berhad                                                       -             237,632                   237,632
  229,000   United Engineers (Malaysia) Ltd. Berhad                       330,474             139,579                   470,053
                                                                    -------------    -----------------    ----------------------
                                                                          330,474             377,211                   707,685
                                                                    -------------    -----------------    ----------------------

            Electricity & Gas - 1.15%
  377,000   Tenga National Berhad                                         879,211             410,526                 1,289,737
                                                                    -------------    -----------------    ----------------------

            Miscellaneous Financial - 0.15%
  151,000   Arab Malaysian Finance Berhad                                       -             169,279                   169,279
                                                                    -------------    -----------------    ----------------------

            Miscellaneous Manufacturing - 0.14%
   20,000   Malaysian Pacific Industries Berhad                                 -             157,895                   157,895
                                                                    -------------    -----------------    ----------------------

            Services - 0.68%
  108,000   Genting Berhad                                                338,210                   -                   338,210
  188,000   Resorts World Berhad                                           67,895             357,579                   425,474
                                                                    -------------    -----------------    ----------------------
                                                                          406,105             357,579                   763,684
                                                                    -------------    -----------------    ----------------------

            TOTAL MALAYSIA COMMON STOCKS                                3,193,500           2,025,779                 5,219,279
                                                                    -------------    -----------------    ----------------------

            MEXICO - 7.75%
            Alcoholic Beverages - 0.19%
   94,500   Grupo Modelo S.A. de CV                                       218,946                   -                   218,946
                                                                    -------------    -----------------    ----------------------

            Banks - 0.62%
  145,100   Grupo Financiero Banamex Accival Series B*                    695,600                   -                   695,600
                                                                    -------------    -----------------    ----------------------

            Breweries, Pubs & Restaurants - 0.63%
  170,400   Fomento Economico Mexica S.A. de C.V. Series
            B and 4 units Series D                                        704,087                   -                   704,087
                                                                    -------------    -----------------    ----------------------

            Construction - 0.17%
  128,000   Consorico ARA S.A de C.V.*                                    188,597                   -                   188,597
                                                                    -------------    -----------------    ----------------------

            Construction/Building Materials - 0.69%
  165,820   Cemex SA                                                      777,226                   -                   777,226
                                                                    -------------    -----------------    ----------------------

            Media - 1.12%
   19,500   Grupo Televisa SA de CV GDS*                                1,260,188                   -                 1,260,188
                                                                    -------------    -----------------    ----------------------

            Paper, Packaging & Printing - 0.53%
  206,750   Kimberly-Clark de Mexico SA DE CV                             599,323                   -                   599,323
                                                                    -------------    -----------------    ----------------------

            Retailers, Gereral - 0.80%
  405,000   Walmart de Mexico SA de CV Series C*                          901,586                   -                   901,586
                                                                    -------------    -----------------    ----------------------

            Telecommunications - 2.99%
   64,000   Telefonos de Mexico SA DE CV ADR(1)                         3,368,000                   -                 3,368,000
                                                                    -------------    -----------------    ----------------------

            TOTAL MEXICO COMMON STOCK                                   8,713,553                   -                 8,713,553
                                                                    -------------    -----------------    ----------------------

            NEW ZEALAND  - 0.16% (2)

                                                                        PACE
                                                                    INTERNATIONAL                            PRO FORMA COMBINED
 COMBINED                                                             EMERGING                               PACE INTERNATIONAL
 NUMBER OF                                                         MARKETS EQUITY     PW ASIA PACIFIC         EMERGING MARKETS
  SHARES                                                             INVESTMENTS        GROWTH FUND          EQUITY INVESTMENTS
------------                                                       --------------   -----------------    ----------------------
            Communications - 0.16%
   57,300   Telecom Corp of New Zealand Ltd.                                    -             185,241                   185,241
                                                                   --------------   ----------------    -----------------------

            PERU - 0.23%
            Banks - 0.15%
   21,500   Credicorp Ltd ADR                                             169,312                   -                   169,312
                                                                   --------------   ----------------    -----------------------

            Mining - 0.07%
    5,100   Compania De Minas Buenaventura SA ADS                          84,150                   -                    84,150
                                                                   --------------   ----------------    -----------------------

            TOTAL PERU COMMON STOCKS                                      253,462                   -                   253,462
                                                                   --------------   ----------------    -----------------------


            PHILIPPINES - 0.46%
            Banks - 0.03%
    9,020   Metropolitan Bank & Trust Co.                                       -              33,511                    33,511
                                                                   --------------   ----------------    -----------------------

            Commerce / Industrial - 0.04%
  319,080   Ayala Corp                                                          -              45,431                    45,431
                                                                   --------------   ----------------    -----------------------


            Communications - 0.23%
   17,480   Philippine Long Distance Telephone Co.*                       202,416              58,131                   260,547
                                                                   --------------   ----------------    -----------------------


            Electricity & Gas - 0.16%
  137,784   Manila Electric Co.                                            72,805             104,981                   177,786
                                                                   --------------   ----------------    -----------------------

            TOTAL PHILIPPINES COMMON STOCK                                275,221             242,054                   517,275
                                                                   --------------   ----------------    -----------------------

            POLAND - 1.19%
            Banks - 0.30%
    5,500   BRE Bank SA                                                   172,439                   -                   172,439
    7,400   Powszechny Bank Kredytowy SA GDR                              169,090                   -                   169,090
                                                                   --------------   ----------------    -----------------------
                                                                          341,529                   -                   341,529
                                                                   --------------   ----------------    -----------------------
            Diversified Holdings Companies - 0.45%
   45,590   Elekrtrim                                                     509,738                   -                   509,738
                                                                   --------------   ----------------    -----------------------

            Metals & Mining - 0.24%
   20,620   Kghm Polska Miedz SA                                          271,153                   -                   271,153
                                                                   --------------   ----------------    -----------------------

            Telecommunications - 0.20%
   31,000   Telekomunika Polska S.A. GDR                                  221,650                   -                   221,650
                                                                   --------------   ----------------    -----------------------

            TOTAL POLAND COMMON STOCK                                   1,344,070                   -                 1,344,070
                                                                   --------------   ----------------    -----------------------


            RUSSIA - 2.66%
            Oil & Gas - 2.05%
   35,150   Gazprom ADR                                                   223,202                   -                   223,202
   23,805   Lukoil Holding ADR                                          1,266,426                   -                 1,266,426
   54,050   Surgutneftegaz ADR(1)                                         816,155                   -                   816,155
                                                                   --------------   ----------------    -----------------------
                                                                        2,305,783                   -                 2,305,783
                                                                   --------------   ----------------    -----------------------
            Telecommunications - 0.35%
   10,029   Mobile Telesystems ADR *                                      228,160                   -                   228,160
   11,600   Rostelecom ADR                                                164,575                   -                   164,575
                                                                   --------------   ----------------    -----------------------
                                                                          392,735                   -                   392,735
                                                                   --------------   ----------------    -----------------------
            Utilities - 0.26%
   20,980   Unified Energy System                                         293,720                   -                   293,720
                                                                   --------------   ----------------    -----------------------

            TOTAL RUSSIA COMMON STOCK                                   2,992,238                   -                 2,992,238
                                                                   --------------   ----------------    -----------------------

            SINGAPORE - 2.49% (2)
            Banks - 0.74%
   69,339   DBS Group Holdings                                                  -             835,916                   835,916
                                                                   --------------   ----------------    -----------------------

            Communications - 0.11%
   17,200   Datacraft Asia ADR                                                  -             128,140                   128,140
                                                                   --------------   ----------------    -----------------------

            Electrical Appliances - 0.13%
   21,000   Chartered Semiconductors                                            -             151,415                   151,415
                                                                   --------------   ----------------    -----------------------

            Miscellaneous Manufacturing - 0.18%
   18,000   Venture Manufacturing Ltd.                                          -             205,578                   205,578
                                                                   --------------   ----------------    -----------------------

            Real Estate - 0.34%
   46,000   City Development Ltd.                                               -             196,349                   196,349
  127,000   DBS Land Ltd.                                                       -             183,872                   183,872
                                                                   --------------   ----------------    -----------------------
                                                                                -             380,221                   380,221
                                                                   --------------   ----------------    -----------------------

            Services - 0.39%
   25,642   Singapore Press Holdings                                            -             436,327                   436,327
                                                                   --------------   ----------------    -----------------------

                                                                       PACE
                                                                   INTERNATIONAL                          PRO FORMA COMBINED
 COMBINED                                                            EMERGING                             PACE INTERNATIONAL
 NUMBER OF                                                        MARKETS EQUITY      PW ASIA PACIFIC      EMERGING MARKETS
  SHARES                                                            INVESTMENTS         GROWTH FUND       EQUITY INVESTMENTS
----------                                                        ---------------     ---------------     ------------------
            Shipping - 0.26%
   60,000   Keppel Telecom & Transportation                                     -              71,987                 71,987
  125,000   Neptune Orient Lines Ltd.                                           -             136,994                136,994
   17,000   Sembcorp Logistics                                                  -              84,331                 84,331
                                                                  ---------------     ---------------     ------------------
                                                                                -             293,312                293,312
                                                                  ---------------     ---------------     ------------------

            Transportation - 0.33%
   37,000   Singapore International Airlines                                    -             373,489                373,489
                                                                  ---------------    ----------------     ------------------

            TOTAL SINGAPORE COMMON  STOCK                                       -           2,804,398              2,804,398
                                                                  ---------------    ----------------     ------------------

            SOUTH AFRICA - 4.58%
            Banks - 0.57%
  260,400   African Bank Investment Ltd*                                  304,922                   -                304,922
   91,672   Amalgamated Bank of South Africa Group Ltd.                   331,916                   -                331,916
                                                                  ---------------    ----------------     ------------------
                                                                          636,838                   -                636,838
                                                                  ---------------    ----------------     ------------------

            Diversified Industries - 0.22%
   41,032   Barlow Ltd                                                    247,607                   -                247,607
                                                                  ---------------    ----------------     ------------------

            Financial Services - 0.33%
  369,475   FistRand Ltd                                                  372,660                   -                372,660
                                                                  ---------------    ----------------     ------------------

            Household Goods & Textiles - 0.34%
  572,691   Profurn                                                       378,503                   -                378,503
                                                                  ---------------    ----------------     ------------------

            Insurance - 0.34%
  322,465   Sanlam Ltd                                                    386,865                   -                386,865
                                                                  ---------------    ----------------     ------------------

            Mining - 0.71%
   21,900   Anglo American Platinum                                       648,189                   -                648,189
   11,000   Johnnic Holdings Ltd                                          150,144                   -                150,144
                                                                  ---------------    ----------------     ------------------
                                                                          798,333                   -                798,333
                                                                  ---------------    ----------------     ------------------

            Oil Exploration & Production - 0.49%
   86,360   Sasol Ltd                                                     545,954                   -                545,954
                                                                  ---------------    ----------------     ------------------

            Other Financial - 0.14%
   33,100   Fedsure Holdings Ltd                                          152,422                   -                152,422
                                                                  ---------------    ----------------     ------------------

            Paper, Packaging & Printing  - 0.65%
  117,100   Nampak Ltd                                                    216,198                   -                216,198
   63,200   Sappi                                                         519,402                   -                519,402
                                                                  ---------------    ----------------     ------------------
                                                                          735,600                   -                735,600
                                                                  ---------------    ----------------     ------------------
            Retailers, General - 0.03%
  131,964   LA Retail Stores Ltd.                                          32,233                   -                 32,233
                                                                  ---------------    ----------------     ------------------

            Telecommunications - 0.77%
  100,825   Dimension Data Holding PLC(1)*                                864,835                   -                864,835
                                                                  ---------------    ----------------     ------------------

            TOTAL SOUTH AFRICA COMMON STOCK                             5,151,850                   -              5,151,850
                                                                  ---------------    ----------------     ------------------

            TAIWAN - 13.09%
            Chemicals - 1.28%
  712,485   Nan Ya Plastic                                                896,157             539,842              1,435,999
                                                                  ---------------    ----------------     ------------------

            Commerce / Industrial - 0.35%
   50,121   Asustek Computer Inc. GDR                                           -             392,757                392,757
                                                                  ---------------    ----------------     ------------------

            Electrical Appliances - 9.92%
  163,200   Acer Communications & Multimedia Inc                          457,865                   -                457,865
  243,639   Acer Inc.                                                           -             590,778                590,778
  355,200   Compeq Manufacturing Ltd.                                   1,512,906             560,336              2,073,242
   13,080   Cosmo Electronics Corp                                         27,839                   -                 27,839
  170,700   DBTEL Inc                                                     308,262                   -                308,262
  265,690   Macronix International                                        399,854             152,774                552,628
   70,000   Realtek Semiconductor Corp                                    435,666                   -                435,666
  127,680   Siliconware Precision Industries Co.                          216,163                   -                216,163
  875,417   Taiwan Semiconductor Manufacturing Co. Ltd.                 1,808,552           1,776,677              3,585,229
  725,200   United Microelectronics Corp                                1,753,950                   -              1,753,950
   35,000   Via Technologies Inc                                          579,007                   -                579,007
  234,120   Winbond Electronics Corp                                      577,561                   -                577,561
                                                                  ---------------    ----------------     ------------------
                                                                        8,077,625           3,080,565             11,158,190
                                                                  ---------------    ----------------     ------------------

            Machinery/Engine Services - 0.28%
   40,300   Hon Hai Precision                                             313,199                   -                313,199
                                                                  ---------------    ----------------     ------------------

            Miscellaneous Financial  - 0.27%
  290,000   Yuanta Core Pacific Securities Co                             306,740                   -                306,740
                                                                  ---------------    ----------------     ------------------

            Miscellaneous Manufacturing - 0.47%

                                                                       PACE
                                                                   INTERNATIONAL                          PRO FORMA COMBINED
 COMBINED                                                            EMERGING                             PACE INTERNATIONAL
 NUMBER OF                                                        MARKETS EQUITY      PW ASIA PACIFIC      EMERGING MARKETS
  SHARES                                                            INVESTMENTS         GROWTH FUND       EQUITY INVESTMENTS
----------                                                        ---------------     ---------------     ------------------
    75,600  Ambit Microsystems Corp                                       526,591                   -                526,591
                                                                  ---------------     ---------------     ------------------

            Precision Machinery - 0.25%
    89,988  Wintek Corp                                                   284,386                   -                284,386
                                                                  ---------------     ---------------     ------------------

            Telecommunications - 0.27%
    99,600  Systex Corp                                                   300,310                   -                300,310
                                                                  ---------------     ---------------     ------------------

            TOTAL TAIWAN COMMON STOCK                                  10,705,008           3,736,601             14,441,609
                                                                  ---------------     ---------------     ------------------

            THAILAND - 1.52%
            Banks - 0.15%
   298,000  Thai Farmers Bank PCL*                                         90,610              82,478                173,088
                                                                  ---------------     ---------------     ------------------

            Communications - 0.99%
    51,600  Advanced Info Services Public Co. Ltd.*                       485,383              89,061                574,444
   679,500  TelecomAsia Corp Public Co. Ltd.*                             285,963             174,492                460,455
    21,000  Total Access Communication                                          -              74,340                 74,340
                                                                  ---------------     ---------------     ------------------
                                                                          771,346             337,893              1,109,239
                                                                  ---------------     ---------------     ------------------

            Construction - 0.28%
    25,800  Siam Cement Co.*                                              229,235              90,455                319,690
                                                                  ---------------     ---------------     ------------------

            Electricity & Gas - 0.10%
    99,000  Electricity Generating Public Co. Ltd.                              -             110,213                110,213
                                                                  ---------------     ---------------     ------------------

            TOTAL THAILAND COMMON STOCK                                 1,091,191             621,039              1,712,230
                                                                  ---------------     ---------------     ------------------

            TURKEY - 3.23%
            Banks - 1.75%
28,794,800  Akbank TAS                                                    203,945                   -                203,945
25,142,500  Turkiye Is Bankasi (Isbank)                                   514,445                   -                514,445
38,264,950  Turkyie Garanti Bankasi                                       433,631                   -                433,631
77,261,021  Yapi Ce Kredi Bankasi AS                                      814,746                   -                814,746
                                                                  ---------------     ---------------     ------------------
                                                                        1,966,767                   -              1,966,767
                                                                  ---------------     ---------------     ------------------
            Breweries, Pubs and Restaurants - 0.17%
 3,538,000  Anadolu Efes Biracilik ve Malt Sanayii A.S.*                  191,759                   -                191,759
                                                                  ---------------     ---------------     ------------------

            Construction/Building Materials - 0.04%
 3,538,000  Akcansa Cimento S.A.                                           48,447                   -                 48,447
                                                                  ---------------     ---------------     ------------------

            Diversified Industrials - 0.21%
 3,926,160  KOC Holding                                                   234,822                   -                234,822
                                                                  ---------------     ---------------     ------------------

            Electrical Equipment - 0.21%
 1,111,600  Vestel Electronic Sanayi ve Ticaret*                          236,194                   -                236,194
                                                                  ---------------     ---------------     ------------------

            Financial Institutions/Services - 0.16%
16,713,591  Haci Omer Sabanci                                             176,251                   -                176,251
                                                                  ---------------     ---------------     ------------------

            Household Goods & Textiles - 0.14%
 4,305,500  Arcelik A.S.                                                  160,944                   -                160,944
                                                                  ---------------     ---------------     ------------------

            Media - 0.16%
 7,757,225  Dogan Yayin Holding SA                                        107,443                   -                107,443
 6,430,522  Hurriyet Gazete                                                67,812                   -                 67,812
                                                                  ---------------     ---------------     ------------------
                                                                          175,255                   -                175,255
                                                                  ---------------     ---------------     ------------------
            Retail Trade - 0.28%
 1,906,506  Migros Turk T.A.S.                                            315,075                   -                315,075
                                                                  ---------------     ---------------     ------------------

            Steel & Other Materials - 0.12%
 3,681,000  Eregli Demir Celik                                            131,806                   -                131,806
                                                                  ---------------     ---------------     ------------------

            TOTAL TURKEY COMMON STOCK                                   3,637,320                   -              3,637,320
                                                                  ---------------     ---------------     ------------------

            ZIMBABWE - 0.38%
            Telecommunications - 0.38%
 1,092,000  Econet Wireless Holding*                                      427,676                   -                427,676
                                                                  ---------------     ---------------     ------------------


            TOTAL COMMON STOCKS (COST - $97,400,275)                   73,552,856          30,460,441            104,013,297
                                                                  ---------------     ---------------     ------------------


            PREFERRED STOCKS - 4.93%

            BRAZIL - 4.93%
            Banks  - 1.76%
96,155,131  Banco Bradesco S.A.                                           836,956                   -                836,956

                                                                       PACE                                    PRO FORMA COMBINED
 COMBINED                                                          INTERNATIONAL                                PACE INTERNATIONAL
 NUMBER OF                                                        EMERGING MARKETS    PW ASIA PACIFIC           EMERGING MARKETS
  SHARES                                                         EQUITY INVESTMENTS     GROWTH FUND            EQUITY INVESTMENTS
-----------                                                     -------------------  ------------------     -----------------------
 2,940,000  Banco Itau S.A.                                              274,107                     -                    274,107
    31,300  Companhia Vale Do Rio Doce "A"                               867,583                     -                    867,583
                                                                 ----------------   --------------------   -----------------------
                                                                       1,978,646                     -                  1,978,646
                                                                 ----------------   --------------------   -----------------------
            Breweries, Pubs, & Restaurants - 0.36%
  382,000   Companhia Cervejaria Brahma                                  402,445                     -                    402,445
                                                                 ----------------   --------------------   -----------------------

            Building Materials & Merchants - 0.20%
 1,380,000  Companhia Cimento Portland Itau                              221,578                     -                    221,578
                                                                 ----------------   --------------------   -----------------------

            Electricity - 0.61%
    49,600  Companhia Paranaense de Energia Copel ADR                    461,900                     -                    461,900
 3,309,030  Eletropaulo Electricidade Sao Paulo                          224,641                     -                    224,641
                                                                 ----------------   --------------------   -----------------------
                                                                         686,541                     -                    686,541
                                                                 ----------------   --------------------   -----------------------
            Oil Exploration & Production - 0.98%
    36,190  Petrol Brasileiro Petrobras                                  954,600                     -                    954,600
     5,600  Petrol Brasileiros                                           146,389                     -                    146,389
                                                                 ----------------   --------------------   -----------------------
                                                                       1,100,989                     -                  1,100,989
                                                                 ----------------   --------------------   -----------------------
            Telecommunications - 1.03%
43,550,000  Tele Centro Sul Pa                                           626,384                     -                    626,384
35,672,527  Telesp Cellular Participacoes                                532,576                     -                    532,576
                                                                 ----------------   --------------------   -----------------------
                                                                       1,158,960                     -                  1,158,960
                                                                 ----------------   --------------------   -----------------------

            TOTAL PREFERRED STOCK (COST - $3,904,532)                  5,549,159                     -                  5,549,159
                                                                 ----------------   --------------------   -----------------------

 COMBINED
 NUMBER OF
 WARRANTS/
  RIGHTS
------------
            WARRANTS - 0.19%

            MEXICO - 0.00%
            Construction/Building Materials
   12,000   Cemex Appreciation*                                            3,363                     -                      3,363
                                                                 ----------------   -------------------    -----------------------

            SWITZERLAND - 0.19%
            Banks
    3,000   UBS AG                                                       214,380                     -                    214,380
                                                                 ----------------   -------------------    -----------------------

            TOTAL WARRANTS (COST - $255,945)                             217,743                     -                    217,743
                                                                 ----------------   -------------------    -----------------------


            RIGHTS - 0.11%

            BRAZIL - 0.00%
            Banks/Retail - 0.00%
   11,000   Companhia Vale do Rio Doce                                         -                     -                          -

            SWITZERLAND - 0.11%
            Banks - 0.11%
   33,000   UBS AG                                                       124,509                     -                    124,509

            THAILAND - 0.00%
            Communications - 0.00%
  133,263   TelecomAisa Corporation Public Co. Ltd.*                           -                     -                          -
                                                                 ----------------   -------------------    -----------------------

            TOTAL RIGHTS (COST $96,388)                                  124,509                     -                    124,509
                                                                 ----------------   -------------------    -----------------------

 COMBINED                                                                   PACE                               PRO FORMA COMBINED
 PRINCIPAL                                                              INTERNATIONAL                           PACE INTERNATIONAL
  AMOUNT                                       MATURITY    INTEREST    EMERGING MARKETS     PW ASIA PACIFIC      EMERGING MARKETS
  (000)                                          DATE        RATE     EQUITY INVESTMENTS      GROWTH FUND       EQUITY INVESTMENTS
------------                                   ---------   --------   ------------------    ---------------    --------------------
            REPURCHASE AGREEMENT - 0.50%

$     558   Repurchase Agreement dated
            7/31/00 with State Street
            Bank & Trust Company,
            collateralized by $164,150
            U.S. Treasury Notes, 6.625%
            due 3/31/02 (value-$168,254)
            and $311,791 U.S. Treasury
            Bonds, 8.125% due 8/15/19
            (value-$401,041); proceeds:
            $558,081 (cost - $558,000)         08/01/00     5.250%          558,000                       -               558,000
                                                                    ---------------     -------------------   --------------------


            Total Investments (cost -
            $102,215,140) - 98.21%                                       80,002,267              30,460,441            110,462,708
            Other assets (liabilities) in
            excess of (liabilities) other
            assets - 1.79%                                                2,176,246                (163,172)             2,013,074
                                                                    ---------------     -------------------   --------------------
            Net Assets - 100.00%                                    $    82,178,513     $        30,297,269   $        112,475,782
                                                                    ===============     ===================   =====================

        .   Non-income producing security.
        ADR American Depositary Receipt.
        ADS American Depositary Shares.
        GDR Global Depositary Receipt.
        GDS Global Depositary Shares.
        (1) Security, or a portion thereof, was on loan at July 31, 2000.
        (2) PaineWebber Asia Pacific Growth Fund's investments in these countries (or securities) are not compatible with the holdings of PACE International Emerging Markets Equity Fund. If Emerging Markets
            Equity Fund's shareholders approve the Reorganization, these securities must be sold before the Reorganization is effected.


           See accompanying notes to pro forma financial statements.

PACE International Emerging Markets Equity Investments
PaineWebber Asia Pacific Growth Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Asia Pacific Growth Fund ("Asia Pacific Growth"), PACE International Emerging Markets Equity Investments ("International Emerging Markets") would acquire the assets of Asia Pacific Growth in exchange solely for the assumption by International Emerging Markets of Asia Pacific Growth's assets and stated liabilities and shares of International Emerging Markets that correspond to the outstanding shares of Asia Pacific Growth. The number of shares to be received would be based on the relative net asset value of International Emerging Markets' shares on the effective date of the Plan and Asia Pacific Growth will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of International Emerging Markets and Asia Pacific Growth at July 31, 2000 and the combined results of operations of International Emerging Markets and Asia Pacific Growth (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will decrease due to the lower fee schedule of International Emerging Markets. Asia Pacific Growth currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, International Emerging Markets does not. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $159,000 associated with the merger will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their value as determined in good faith by or under the direction of the board.